Accruals and Other Current Liabilities - Schedule of Accruals and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Guarantee derivative liabilities at fair value (Note 9)		¥ 1,357,601		¥ 861,304
Funds payable to Institutional Funding Partners	[1]	1,071,301		382,545
Tax payable		869,529		746,563
Accrued payroll and welfare		392,176		400,886
Accrued risk management fees		220,279		186,331
Accrued marketing expenses		150,927		130,937
Other accrued expenses		83,381		65,557
Amount due to third party sellers		80,099		102,613
Other payables		67,348		24,916
Accrued professional fees and outsourcing fees		59,668		61,604
Short-term leasing liabilities		¥ 40,942		¥ 50,747
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Total accruals and other current liabilities	Total accruals and other current liabilities	Total accruals and other current liabilities
Deferred service fees		¥ 36,614		¥ 31,112
Accrued interest payable		4,389		12,354
Total accruals and other current liabilities		¥ 4,434,254	$ 624,552	¥ 3,057,469

[1]	The payable balances mainly include repayment received from Borrowers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.